Business Combinations - Codecademy (Details) $ in Thousands		3 Months Ended
	Apr. 04, 2022 USD ($) item	Apr. 30, 2022 USD ($)	Jan. 31, 2022 USD ($)
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Goodwill		$ 1,104,332	$ 795,811
Trademarks and trade names
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Life	13 years 9 months 18 days
Developed software/courseware
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Life	5 years
Content and software development
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Life	5 years
Customer relationships
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Life	5 years 9 months 18 days
Codecademy [Member]
Business Acquisition [Line Items]
Number of registered learner | item	40,000,000
Number of Programming languages across multiple domains | item	14
Cash payments	$ 202,119
Cash settlement of seller transaction costs and other	1,315
Total Purchase Price	385,984
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Cash, cash equivalents and restricted cash	4,262
Current assets	3,671
Property and equipment	385
Intangible assets	112,000
Total assets acquired	120,318
Current liabilities	(4,290)
Deferred revenue	(18,396)
Deferred and other tax liabilities	(21,615)
Total liabilities assumed	(44,301)
Net assets acquired	76,017
Goodwill	309,967
Total purchase price	385,984
Finite lived intangible assets	112,000
Acquisition related expenses		$ 7,700
Codecademy [Member] | Class A Common Stock
Business Acquisition [Line Items]
Common Stock	182,550
Codecademy [Member] | Trademarks and trade names
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Finite lived intangible assets	44,000
Codecademy [Member] | Developed software/courseware
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Finite lived intangible assets	40,000
Codecademy [Member] | Content and software development
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Finite lived intangible assets	18,000
Codecademy [Member] | Customer relationships
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Finite lived intangible assets	$ 10,000